Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of subsidiaries [line items]
Capital injection from non-controlling interests holder		¥ 73
Group's effective interest in associate	42.80%	42.80%	51.84%
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						100.00%
Consideration, satisfied by cash	¥ 400					¥ 400
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				49.00%	49.00%
Consideration, satisfied by cash				¥ 678	$ 99,520